Discontinued Operations (Details) - Schedule of Condensed Cash Flows - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (254,847)	¥ (375,922)	¥ (164,268)
Net cash used in investing activities	57,751	(2,685)	(54)
Net cash generated/(used in) from financing activities	¥ (13,059)	¥ 371,637	¥ 91,241